Taxes on income - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes Payable, Current [Abstract]
Current Federal Tax Expense (Benefit)	$ 3,010	$ (2,573)	$ 9,665
Current Foreign Tax Expense (Benefit)	(2,876)	4,920	2,882
Current Income Tax Expense (Benefit), Total	134	2,347	12,547
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	1,596	(85)	(10)
Deferred Foreign Income Tax Expense (Benefit)	3,807	(2,307)	(1,628)
Deferred Income Tax Expense (Benefit), Total	5,403	(2,392)	(1,638)
Income Tax Expense (Benefit), Total	$ 5,537	$ (45)	$ 10,909
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%